UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

PARADIGM FUNDS
(Exact name of registrant as specified in charter)

Nine Elk Street, Albany, NY 12207-1002
(Address of principal executive offices) (Zip code)

Robert A. Benton
Nine Elk Street, Albany, NY 12207-1002
(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Item 1. Reports to Stockholders.

Paradigm Funds

Paradigm Value Fund
Paradigm Select Fund
Paradigm Opportunity Fund
Paradigm Micro-Cap Fund
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
June 30, 2016

Table of Contents

PARADIGM FUNDS

Letter to Shareholders	2
Sector Allocation	5
Performance Information	7
Schedules of Investments	11
Statements of Assets and Liabilities	21
Statements of Operations	21
Statements of Changes in Net Assets	23
Financial Highlights	25

NOTES TO FINANCIAL STATEMENTS	27

DISCLOSURE OF EXPENSES	33

ADDITIONAL INFORMATION	35

2016 Semi-Annual Report 1

Letter to Shareholders

Dear Fellow Shareholders:

Our year-end letter for 2015 focused on our assessment that small-cap equities and value-oriented companies in particular were poised to rebound relative to other asset classes. The market brought us a mixed blessing in the subsequent six months: small-cap and value did indeed outperform large-cap and growth asset classes. But our Funds did not participate in this rebound to the extent that we would have liked.

We have carefully evaluated the circumstances around fund performance in the first half of 2016 and identified our focus on the Retail sector as the primary driver for this disconnect. Stock-specific selloffs in key holdings with similar out-of-favor characteristics detracted from overall performance.

Bigger picture, we are acutely aware of a sea change in the retail environment. As the Amazons of the world become increasingly dominant across more and more categories, a more complex retail and consumer environment is clearly not a temporary phenomenon. Mall traffic continues to post consistent declines, while consumers reportedly prioritize spending on technology, devices, and experiences, making the business of specialty retail increasingly challenging. Since Retail has been an area of historical focus and investment for the strategy, it is a topic we continue to scrutinize. We do not believe retail is dead, but we do believe that the nature of the business has dramatically and permanently changed, and not for the better. Thus we continue to seek out investment opportunities that can capitalize on this evolving consumer landscape.

If we believed that the markets appeared volatile in the final days of June 2015 due to gyrations around the Greek debt crisis and Puerto Rico bond default headlines, the end of June 2016 proved all the more tumultuous as a result of the Brexit shock. What up until then had been a relatively benign quarter was quickly upended. While clearly the Brexit news brought a host of concerns to the forefront of the global markets’ fears, the immediate impact for US markets was a “risk-off” reaction that especially punished smaller companies as investors fled to more defensive areas. That being said, we believe that this development should not materially change the course of events for the majority of our portfolio holdings. In fact, we believe it should even bode well over the longer term, as we expect the small-cap companies held in this portfolio to remain more insulated from both the geographic and currency-related impacts of Brexit-like events.

In the immediate post-Brexit aftermath, market dynamics clearly favored defensive sectors, as well as historical areas of perceived safety such as precious metals. These dynamics are headwinds for the portfolios in the short term given our consistent focus on sectors where we have the most expertise and conviction. Fundamentally, however, we believe this disconnect provides further opportunities for disciplined, bottom-up stock selection, and we remain dedicated to our investment process and our focus on the small-cap market.

Paradigm Value Fund

The Paradigm Value Fund depreciated 2.93% in the first half of 2016, compared to a 6.08% gain for its benchmark, the Russell 2000 Value Index. Since inception (January 1, 2003) on

2016 Semi-Annual Report 2

an annualized basis, the Fund has returned 11.93%, compared to 9.52% for the benchmark.

Stock selection made the Financials sector the largest contributor in the first half. The portfolio sector appreciated 5.34%, compared to a gain of 4.60% for the benchmark sector.

A sharp sell-off in Energy shares detracted significantly from performance in the first half of 2016. Consumer Discretionary holdings also proved challenging in the near term, though we believe many of the impairments to be market overreaction to temporary setbacks.

Paradigm Select Fund

The Paradigm Select Fund declined 0.86% in the first half of 2016, compared to a gain of 3.98% for its benchmark, the Russell 2500 Index. Since inception (January 1, 2005) on an annualized basis, the Fund has returned 7.64% compared to 7.63% for the benchmark.

The Health Care sector was the top relative performer in the first half of 2016, with portfolio holdings’ gain of 0.95% comparing favorably to the benchmark sector’s decline of 9.62% .

The Energy sector proved most challenging during the same period.

Paradigm Opportunity Fund

The Paradigm Opportunity Fund declined 1.32% in the first half of 2016, compared to the benchmark Russell 2000’s 2.22% return. Since inception (January 1, 2005) on an annualized basis, the Fund has returned 5.58%, compared to 6.51% for the benchmark.

The Financials and Industrials sectors were within a basis point of each other as top contributors in the first half of 2016, both due to stock selection. The portfolio Financials sector returned 19.17%, compared to 4.37% for the benchmark sector. The portfolio Industrials sector returned 10.66%, compared to 5.56% for the benchmark sector. Outperformance in both sectors was partially offset by underweight sector allocation.

The Consumer Discretionary sector was most challenging on a relative basis due to retail holdings.

Paradigm Micro-Cap Fund

The Paradigm Micro-Cap Fund declined 0.58% in the first half of 2016, outperforming the benchmark Russell Microcap Index’s 1.68% drop. Since inception (January 1, 2008) on an annualized basis, the Fund has returned 5.04%, compared to 4.99% for the benchmark.

Strong stock selection made the Industrials sector the top performer in the first half of 2016. The portfolio sector’s 4.36% gain outpaced the benchmark sector’s 1.74% return, driven by holdings in the Capital Goods, Commercial Services & Supplies, and Machinery industries.

2016 Semi-Annual Report 3

The Consumer Discretionary sector was most challenging on a relative basis due to retail holdings.

Sincerely,

Candace King Weir President and Chief Investment Officer Paradigm Funds Advisor LLC	Amelia F. Weir Senior Vice President Paradigm Funds Advisor LLC

2016 Semi-Annual Report 4

Paradigm Funds (Unaudited)

                                                          PARADIGM VALUE FUND
                                                     Sector Allocation as of June 30, 2016
                                                 (As a Percentage of Equity Securities Held)

                                                         PARADIGM SELECT FUND
                                                     Sector Allocation as of June 30, 2016
                                                (As a Percentage of Equity Securities Held)

2016 Semi-Annual Report 5

Paradigm Funds (Unaudited)

                                                         PARADIGM OPPORTUNITY FUND
                                                            Sector Allocation as of June 30, 2016
                                                       (As a Percentage of Equity Securities Held)

                                                             PARADIGM MICRO-CAP FUND
                                                            Sector Allocation as of June 30, 2016
                                                       (As a Percentage of Equity Securities Held)

2016 Semi-Annual Report 6

Paradigm Value Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended June 30, 2016.

June 30, 2016 NAV $41.76

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Value Fund	-6.57%	4.08%	4.13%	5.43%
Russell 2000® Value Index(B)	-2.58%	6.36%	8.15%	5.15%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Value Fund was January 1, 2003.

(B) The Russell 2000® Value Index (whose composition is different from the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks.

For the purpose of the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s total annual operating expense ratio (before any fee waiver) is 2.00%, and 1.50% post waiver. The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.50% of its average daily net assets through April 30, 2017.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2016 Semi-Annual Report 7

Paradigm Select Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended June 30, 2016.

June 30, 2016 NAV $28.84

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Select Fund	-7.43%	7.07%	7.23%	6.72%
Russell 2500® Index(B)	-3.67%	8.61%	9.48%	7.32%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Select Fund was January 1, 2005.

(B) The Russell 2500® Index (whose composition is different from the Fund) measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “mid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

For the purpose of the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s total annual operating expense ratio (before any fee waiver) is 1.50%, and 1.15% post waiver. The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.15% of its average daily net assets through April 30, 2017.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2016 Semi-Annual Report 8

Paradigm Opportunity Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended June 30, 2016.

June 30, 2016 NAV $30.73

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Opportunity Fund	-12.24%	5.37%	5.22%	5.95%
Russell 2000® Index(B)	-6.73%	7.09%	8.35%	6.20%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Opportunity Fund was January 1, 2005.

(B) The Russell 2000® Index (whose composition is different from the Fund) consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index generally considered as the premier of small capitalization stocks.

For the purpose of the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s total annual operating expense ratio (before any fee waiver) is 2.00%, and 1.25% post waiver. The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.25% of its average daily net assets through April 30, 2017.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2016 Semi-Annual Report 9

Paradigm Micro-Cap Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended June 30, 2016.

June 30, 2016 NAV $24.18

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
Paradigm Micro-Cap Fund	-11.28%	2.14%	6.12%	5.04%
Russell Microcap® Index(B)	-12.06%	5.95%	8.20%	4.99%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Micro-Cap Fund was January 1, 2008. Effective December 27, 2011, the name of the Paradigm Intrinsic Value Fund was changed to the Paradigm Micro-Cap Fund.

(B) The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap. The Russell Microcap is completely reconstituted annually to ensure larger stocks do not distort performance and characteristics of the true microcap opportunity set. Effective December 27, 2011 the Fund changed its investment strategy. Under normal circumstances, the Micro-Cap Fund invests at least 80% of its net assets in common stocks of U.S. micro-cap companies. Therefore, the primary comparative index was changed from the S&P 500® Index to the Russell Microcap® Index.

For the purpose of the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s total annual operating expense ratio is 1.25% .

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2016 Semi-Annual Report 10

Paradigm Value Fund
		Schedule of Investments
		June 30, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Air Courier Services
90,000	Air Transport Services Group, Inc. *	$1,166,400	2.02%
Aircraft Parts & Auxiliary Equipment, NEC
50,000	Ducommun Incorporated *	989,000	1.71%
Computer Communications Equipment
50,000	A10 Networks, Inc. *	323,500
400,000	Extreme Networks, Inc. *	1,356,000
35,600	QLogic Corp. *	524,744
		2,204,244	3.82%
Construction - Special Trade Contractors
74,800	Matrix Service Co. *	1,233,452	2.14%
Deep Sea Foreign Transportation of Freight
117,100	Ardmore Shipping Corporation (Ireland)	792,767	1.37%
Electrical Work
33,800	EMCOR Group Inc.	1,664,988	2.89%
Guided Missiles & Space Vehicles & Parts
70,000	Kratos Defense & Security Solutions, Inc. *	287,000	0.50%
Heavy Construction Other Than Building Construction - Contractors
27,000	Granite Construction Incorporated	1,229,850	2.13%
Industrial Organic Chemicals
22,400	Sensient Technologies Corp.	1,591,296	2.76%
Instruments for Measuring & Testing of Electricity & Electric Signals
100,000	Xcerra Corporation *	575,000	1.00%
Laboratory Analytical Instruments
30,200	PerkinElmer Inc.	1,583,084	2.74%
Metal Forgings & Stampings
14,300	Park-Ohio Holdings Corp.	404,404	0.70%
Miscellaneous Electrical Machinery, Equipment & Supplies
149,600	Electro Scientific Industries, Inc. *	873,664	1.51%
Motor Vehicles & Passenger Car Bodies
30,000	Federal Signal Corporation	386,400	0.67%
Motor Vehicle Parts & Accessories
63,100	Tower International, Inc.	1,298,598	2.25%
National Commercial Banks
56,700	First Merchants Corporation	1,413,531
41,436	National Bank Holdings Corporation - Class A	843,637
		2,257,168	3.91%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
94,000	RTI Surgical, Inc. *	337,460	0.58%
Periodicals: Publishing or Publishing & Printing
32,000	Rovi Corporation *	500,480	0.87%
Photographic Equipment & Supplies
30,000	Avid Technology, Inc. *	174,300	0.30%
Radio & TV Broadcasting & Communications Equipment
120,000	Mitel Networks Corporation * (Canada)	754,800	1.31%
Retail - Apparel & Accessory Stores
30,000	Citi Trends, Inc.	465,900
85,400	Express Inc. *	1,239,154
30,700	Tailored Brands, Inc.	388,662
		2,093,716	3.63%
Retail - Family Clothing Stores
100,300	American Eagle Outfitters, Inc.	1,597,779
50,000	Stein Mart, Inc.	386,000
		1,983,779	3.44%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 11

Paradigm Value Fund
		Schedule of Investments
		June 30, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Retail - Retail Stores, NEC
25,400	IAC/InterActiveCorp.	$1,430,020
40,000	Kirkland's, Inc.	587,200
		2,017,220	3.50%
Retail - Shoe Stores
26,900	Foot Locker, Inc.	1,475,734	2.56%
Retail - Women's Clothing Stores
400,000	New York & Company, Inc. *	596,000	1.03%
Savings Institution, Federally Chartered
44,800	LegacyTexas Financial Group, Inc.	1,205,568
91,242	United Financial Bancorp	1,184,321
		2,389,889	4.14%
Semiconductors & Related Devices
44,900	Kulicke & Soffa Industries Inc. * (Singapore)	546,433
120,000	Lattice Semiconductor Corporation *	642,000
45,100	Microsemi Corporation *	1,473,868
29,800	Qorvo, Inc. *	1,646,748
80,000	Ultra Clean Holdings, Inc. *	455,200
		4,764,249	8.26%
Services - Business Services, NEC
33,500	Rightside Group, Ltd. *	356,440	0.62%
Services - Computer Integrated Systems Design
100,000	Allscripts Healthcare Solutions, Inc. *	1,270,000
57,100	Convergys Corp.	1,427,500
		2,697,500	4.68%
Services - Computer Processing & Data Preparation
33,000	Demand Media, Inc. *	170,610
20,600	Infoblox Inc. *	386,456
		557,066	0.97%
Services - Equipment Rental & Leasing, NEC
30,000	Neff Corporation - Class A *	327,900	0.57%
Services - Help Supply Services
66,100	Kforce Inc.	1,116,429	1.93%
Services - Hospitals
22,900	Magellan Health Services Inc. *	1,506,133
23,000	MEDNAX, Inc. *	1,665,890
		3,172,023	5.50%
Services - Motion Picture Theaters
69,700	Regal Entertainment Group Class A	1,536,188	2.66%
Special Industry Machinery, NEC
140,900	Brooks Automation, Inc.	1,580,898	2.74%
State Commercial Banks
32,000	Banner Corporation	1,361,280
38,000	Renasant Corporation	1,228,540
		2,589,820	4.48%
Telegraph & Other Message Communications
23,000	j2 Global, Inc.	1,452,910	2.52%
Telephone & Telegraph Apparatus
34,400	Polycom, Inc. *	387,000	0.67%
Transportation Services
19,500	GATX Corp.	857,415	1.49%
Total for Common Stocks (Cost $40,270,533)		$52,256,531	90.57%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 12

Paradigm Value Fund
		Schedule of Investments
		June 30, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS
51,300	Blackstone Mortgage Trust, Inc. - Class A	$1,419,471
130,928	Gramercy Property Trust Inc.	1,207,156
15,400	Mid-America Apartment Communities Inc.	1,638,560
Total for Real Estate Investment Trusts (Cost $2,682,259)		4,265,187	7.39%
MONEY MARKET FUNDS
1,124,509	SEI Daily Income Trust Government Fund CL A 0.17% **	1,124,509	1.95%
	(Cost $1,124,509)
Total Investment Securities		57,646,227	99.91%
	(Cost $44,077,301) ***
Other Assets in Excess of Liabilities		53,692	0.09%
Net Assets		$57,699,919	100.00%

** The Yield Rate shown represents the 7-day yield at June 30, 2016.
*** At June 30, 2016, tax basis cost of the Fund’s investments was $44,077,301 and the unrealized appreciation and depreciation were $18,491,715 and ($4,922,789), respectively, with a net unrealized appreciation of $13,568,926.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 13

Paradigm Select Fund
		Schedule of Investments
		June 30, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Air Transportation, Nonscheduled
525	Air Methods Corporation *	$18,811	0.38%
Aircraft & Parts
1,775	Triumph Group, Inc.	63,013	1.26%
Chemical & Allied Products
500	Innospec Inc.	22,995
1,350	Olin Corp.	33,534
		56,529	1.13%
Computer Communications Equipment
6,675	Brocade Communications Systems, Inc.	61,276	1.23%
Construction - Special Trade Contractors
4,625	Matrix Service Co. *	76,266	1.53%
Electrical Work
1,275	EMCOR Group Inc.	62,807	1.26%
Electromedical & Electrotherapeutic Apparatus
3,575	Masimo Corporation *	187,741	3.76%
Electronic Computers
1,700	Omnicell, Inc. *	58,191	1.17%
Fire, Marine & Casualty Insurance
125	Alleghany Corporation *	68,698
1,000	American Financial Group Inc.	73,930
1,600	Aspen Insurance Holdings Limited (Bermuda)	74,208
608	Endurance Specialty Holdings Ltd. (Bermuda)	40,833
		257,669	5.16%
Footwear (No Rubber)
3,200	Caleres, Inc.	77,472	1.55%
Household Furniture
2,200	La-Z-Boy Incorporated	61,204	1.23%
Industrial Instruments for Measurement, Display, and Control
1,100	MKS Instruments, Inc. *	47,366	0.95%
Industrial Organic Chemicals
1,100	Sensient Technologies Corporation	78,144
1,050	Westlake Chemical Corp.	45,066
		123,210	2.47%
Instruments For Measurement & Testing of Electricity & Electric Signals
4,525	Teradyne, Inc.	89,097	1.79%
Laboratory Analytical Instruments
2,425	PerkinElmer Inc.	127,119	2.55%
Miscellaneous Business Credit Institution
1,350	PHH Corporation *	17,982	0.36%
Miscellaneous Manufacturing Industries
2,200	Hillenbrand, Inc.	66,088	1.32%
Motor Vehicle Parts & Accessories
600	Visteon Corporation *	39,486	0.79%
National Commercial Banks
3,800	KeyCorp	41,990	0.84%
Paper Mills
3,300	KapStone Paper and Packaging Corporation	42,933	0.86%
Periodicals: Publishing or Publishing & Printing
8,275	Rovi Corporation *	129,421	2.59%
Petroleum Refining
2,050	Delek US Holdings, Inc.	27,081
1,700	Western Refining, Inc.	35,071
		62,152	1.25%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 14

Paradigm Select Fund
		Schedule of Investments
		June 30, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Plastics Products
775	AptarGroup Inc.	$61,326	1.23%
Printed Circuit Boards
4,725	Jabil Circuit, Inc.	87,271
8,800	TTM Technologies, Inc. *	66,264
		153,535	3.08%
Radio & TV Broadcasting & Communications Equipment
5,600	Mitel Networks Corporation * (Canada)	35,224	0.71%
Retail - Apparel & Accessory Stores
4,600	Express Inc. *	66,746
2,375	Tailored Brands, Inc.	30,067
		96,813	1.94%
Retail - Family Clothing Stores
5,975	American Eagle Outfitters, Inc.	95,182	1.91%
Retail - Radio, TV & Consumer Electronics Stores
3,100	Best Buy Co., Inc.	94,860	1.90%
Retail - Retail Stores, NEC
1,450	IAC/InterActiveCorp.	81,635	1.64%
Retail - Shoe Stores
2,150	Foot Locker, Inc.	117,949	2.36%
Rolling Drawing & Extruding of Nonferrous Metals
11,741	Alcoa, Inc.	108,839	2.18%
Savings Institution, Federally Chartered
2,075	Capitol Federal Financial, Inc.	28,946	0.58%
Search, Detection, Navigation, Guidance, Aeronautical Systems
1,600	Garmin Ltd. (Switzerland)	67,872	1.36%
Semiconductors & Related Devices
1,100	Finisar Corporation *	19,261
3,400	Kulicke & Soffa Industries Inc. * (Singapore)	41,378
4,475	Marvell Technology Group Ltd. (Bermuda)	42,647
3,850	Microsemi Corporation *	125,818
1,975	Qorvo, Inc. *	109,138
1,400	Skyworks Solutions, Inc.	88,592
		426,834	8.56%
Services - Auto Rental & Leasing
800	Ryder System, Inc.	48,912	0.98%
Services - Computer Integrated Systems Design
6,600	Allscripts Healthcare Solutions, Inc. *	83,820
3,300	Convergys Corp.	82,500
		166,320	3.33%
Services - Help Supply Services
3,325	Kelly Services, Inc. - Class A	63,075
3,575	Kforce Inc.	60,382
		123,457	2.47%
Services - Hospitals
1,450	Magellan Health Services Inc. *	95,366
1,325	MEDNAX, Inc. *	95,970
		191,336	3.84%
Services - Motion Picture Theaters
4,325	Regal Entertainment Group Class A	95,323	1.91%
Services - Prepackaged Software
2,800	Imprivata, Inc. *	39,200
2,075	Progress Software Corporation *	56,980
		96,180	1.93%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 15

Paradigm Select Fund
		Schedule of Investments
		June 30, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Steel Pipe & Tubes
1,800	Allegheny Technologies Incorporated	$22,950	0.46%
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
550	Carpenter Technology Corporation	18,111	0.36%
Surgical & Medical Instruments & Apparatus
7,100	Globus Medical, Inc. - Class A *	169,193
900	NuVasive, Inc. *	53,748
		222,941	4.48%
Telegraph & Other Message Communications
1,700	j2 Global, Inc.	107,389	2.15%
Telephone & Telegraph Apparatus
3,800	Ciena Corporation *	71,250
1,600	Fabrinet * (Thailand)	59,392
10,825	Polycom, Inc. *	121,781
		252,423	5.07%
Title Insurance
1,575	Fidelity National Financial, Inc.	59,062
525	Fidelity National Financial Ventures *	6,022
		65,084	1.30%
Transportation Services
1,000	GATX Corporation	43,970	0.88%
Wholesale - Computers & Peripheral Equipment & Software
500	SYNNEX Corporation	47,410	0.95%
Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
800	EnerSys	47,576	0.95%
Wholesale - Lumber & Other Construction Materials
1,250	Boise Cascade Company *	28,687	0.57%
Total for Common Stocks (Cost $3,435,811)		$4,714,907	94.51%
REAL ESTATE INVESTMENT TRUSTS
1,200	Mid-America Apartment Communities Inc.	127,680	2.56%
Total for Real Estate Investment Trusts (Cost $62,060)
MONEY MARKET FUNDS
35,657	SEI Daily Income Trust Government Fund CL A 0.17% **	35,657	0.71%
	(Cost $35,657)
Total Investment Securities		4,878,244	97.78%
	(Cost $3,533,528) ***
Other Assets in Excess of Liabilities		110,934	2.22%
Net Assets		$4,989,178	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at June 30, 2016.
*** At June 30, 2016, tax basis cost of the Fund’s investments was $3,533,528 and the unrealized appre-
ciation and depreciation were $1,569,929 and ($225,213), respectively, with a net unrealized apprecia-
tion of $1,344,716.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 16

Paradigm Opportunity Fund
		Schedule of Investments
		June 30, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Computer Communications Equipment
10,000	A10 Networks, Inc. *	$64,700	1.11%
Construction - Special Trade Contractors
8,600	Matrix Service Co. *	141,814	2.43%
Electrical Work
2,825	EMCOR Group Inc.	139,160	2.38%
Industrial Organic Chemicals
2,550	Sensient Technologies Corporation	181,152	3.10%
Instruments For Measurement & Testing of Electricity & Electric Signals
7,075	Teradyne, Inc.	139,307	2.38%
Laboratory Analytical Instruments
2,850	PerkinElmer Inc.	149,397	2.56%
Miscellaneous Electrical Machinery, Equipment & Supplies
27,800	Electro Scientific Industries, Inc. *	162,352	2.78%
Miscellaneous Manufacturing Industries
5,500	Hillenbrand, Inc.	165,220	2.83%
Periodicals: Publishing or Publishing & Printing
13,700	Rovi Corporation *	214,268	3.67%
Retail - Apparel & Accessory Stores
9,475	Express Inc. *	137,482
4,375	Tailored Brands, Inc.	55,388
		192,870	3.30%
Retail - Department Stores
1,400	Dillard's, Inc. - Class A	84,840	1.45%
Retail - Family Clothing Stores
12,500	American Eagle Outfitters, Inc.	199,125	3.41%
Retail - Retail Stores, NEC
3,250	IAC/InterActiveCorp.	182,975	3.13%
Retail - Shoe Stores
1,200	DSW Inc. - Class A	25,416
4,500	Foot Locker, Inc.	246,870
		272,286	4.66%
Rolling Drawing & Extruding of Nonferrous Metals
19,183	Alcoa, Inc.	177,826	3.04%
Semiconductors & Related Devices
6,425	Kulicke & Soffa Industries Inc. * (Singapore)	78,192
7,900	Microsemi Corporation *	258,172
4,800	Qorvo, Inc. *	265,248
3,300	Skyworks Solutions, Inc.	208,824
		810,436	13.87%
Services - Computer Integrated Systems Design
8,350	Convergys Corp.	208,750	3.57%
Services - Computer Processing & Data Preparation
3,600	Infoblox Inc. *	67,536	1.16%
Services - Help Supply Services
7,600	Kelly Services, Inc. - Class A	144,172	2.47%
Services - Hospitals
3,150	Magellan Health Services Inc. *	207,176
1,975	MEDNAX, Inc. *	143,049
		350,225	6.01%
Services - Motion Picture Theaters
11,475	Regal Entertainment Group Class A	252,909	4.33%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 17

Paradigm Opportunity Fund
		Schedule of Investments
		June 30, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Services - Prepackaged Software
6,500	inContact, Inc. *	$90,025
6,700	Progress Software Corporation *	183,982
		274,007	4.69%
Special Industry Machinery (No Metalworking Machinery)
2,000	Kadant Inc.	103,020	1.76%
Special Industry Machinery, NEC
17,625	Brooks Automation, Inc.	197,752	3.39%
Surgical & Medical Instruments & Apparatus
10,125	AtriCure, Inc. *	143,066	2.45%
Telegraph & Other Message Communications
3,775	j2 Global, Inc.	238,467	4.08%
Telephone & Telegraph Apparatus
14,200	Polycom, Inc. *	159,750	2.73%
Total for Common Stocks (Cost $3,764,785)		$5,417,382	92.74%
REAL ESTATE INVESTMENT TRUSTS
2,800	Mid-America Apartment Communities Inc.	297,920
Total for Real Estate Investment Trusts (Cost $113,992)		297,920	5.10%
MONEY MARKET FUNDS
121,145	SEI Daily Income Trust Government Fund CL A 0.17% **	121,145	2.07%
	(Cost $121,145)
Total Investment Securities		5,836,447	99.91%
	(Cost $3,999,922) ***
Other Assets in Excess of Liabilities		5,432	0.09%
Net Assets		$5,841,879	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at June 30, 2016.
*** At June 30, 2016, tax basis cost of the Fund’s investments was $3,999,922 and the unrealized appre-
ciation and depreciation were $2,114,531 and ($278,006), respectively, with a net unrealized apprecia-
tion of $1,836,525.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 18

Paradigm Micro-Cap Fund
		Schedule of Investments
		June 30, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft Parts & Auxiliary Equipment, NEC
90,000	Ducommun Incorporated *	$1,780,200
140,500	LMI Aerospace, Inc. *	1,129,620
		2,909,820	7.11%
Communications Equipment, NEC
20,000	Vocera Communications, Inc. *	257,000	0.63%
Computer Communications Equipment
420,000	Extreme Networks, Inc. *	1,423,800	3.48%
Computer Peripheral Equipment, NEC
200,000	RadiSys Corporation *	896,000	2.19%
Electronic Computers
30,000	Omnicell, Inc. *	1,026,900
220,000	Silicon Graphics International Corp. *	1,106,600
		2,133,500	5.21%
Footwear (No Rubber)
70,000	Caleres, Inc.	1,694,700	4.14%
Guided Missiles & Space Vehicles & Parts
260,000	Kratos Defense & Security Solutions, Inc. *	1,066,000	2.60%
Instruments for Measuring & Testing of Electricity & Electric Signals
140,000	Xcerra Corporation *	805,000	1.97%
Millwood, Veneer, Plywood, & Structural Wood Members
80,000	Ply Gem Holdings, Inc. *	1,165,600	2.85%
Miscellaneous Manufacturing Industries
200,000	Summer Infant, Inc. *	332,000	0.81%
Motor Vehicles & Passenger Car Bodies
69,700	Federal Signal Corporation	897,736	2.19%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
400,000	RTI Surgical, Inc. *	1,436,000	3.51%
Paper Mills
40,000	KapStone Paper and Packaging Corporation	520,400	1.27%
Pharmaceutical Preparations
101,000	Nature's Sunshine Products	962,530	2.35%
Photographic Equipment & Supplies
120,000	Avid Technology, Inc. *	697,200	1.70%
Printed Circuit Boards
200,000	TTM Technologies, Inc. *	1,506,000	3.68%
Radio & TV Broadcasting & Communications Equipment
190,000	Mitel Networks Corporation * (Canada)	1,195,100	2.92%
Retail - Apparel & Accessory Stores
90,000	Citi Trends, Inc.	1,397,700	3.41%
Retail - Catalog & Mail-Order Houses
30,000	PC Connection, Inc.	714,000	1.74%
Retail - Family Clothing Stores
200,000	Stein Mart, Inc.	1,544,000	3.77%
Retail - Furniture Stores
50,000	Haverty Furniture Companies, Inc.	901,500	2.20%
Retail - Retail Stores, NEC
80,000	Kirkland's, Inc.	1,174,400	2.87%
Retail - Women's Clothing Stores
400,000	New York & Company, Inc. *	596,000	1.46%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 19

Paradigm Micro-Cap Fund
		Schedule of Investments
		June 30, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Semiconductors & Related Devices
200,000	EMCORE Corporation *	$1,188,000
60,000	Finisar Corporation *	1,050,600
240,000	Lattice Semiconductors Corporation *	1,284,000
80,000	MaxLinear, Inc. - Class A *	1,438,400
20,000	Oclaro, Inc. *	97,600
175,000	Ultra Clean Holdings, Inc. *	995,750
		6,054,350	14.78%
Services - Computer Integrated Systems Design
80,000	Allscripts Healthcare Solutions, Inc. *	1,016,000	2.48%
Services - Prepackaged Software
120,000	Imprivata, Inc. *	1,680,000	4.10%
Special Industry Machinery (No Metalworking Machinery)
15,000	Kadant Inc.	772,650	1.89%
Steel Works, Blast Furnaces & Rolling & Finishing Materials
20,800	Insteel Industries, Inc.	594,672	1.45%
Surgical & Medical Instruments & Apparatus
80,000	AtriCure, Inc. *	1,130,400
50,000	Globus Medical, Inc. - Class A *	1,191,500
20,000	MiMedx Group, Inc. *	159,600
		2,481,500	6.06%
Telephone & Telegraph Apparatus
180,000	Shoretel, Inc. *	1,204,200	2.94%
Total for Common Stocks (Cost $41,580,125)		$40,029,358	97.76%
CONTINGENT VALUE RIGHTS
50,000	Synergetics USA, Inc. * +	-	0.00%
	(Cost $0)
MONEY MARKET FUNDS
937,320	SEI Daily Income Trust Government Fund CL A 0.17% **	937,320	2.29%
	(Cost $937,320)
Total Investment Securities		40,966,678	100.05%
	(Cost $42,517,445) ****
Liabilities in Excess of Other Assets		(18,978)	-0.05%

Net Assets		$40,947,700	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at June 30, 2016.
*** At June 30, 2016, tax basis cost of the Fund’s investments was $42,517,445 and the unrealized appreciation and depreciation were $3,931,367 and ($5,482,134), respectively, with a net unrealized depreciation of ($1,550,767).
+ Under the terms of the Contingent Value Rights (“CVR”), the holder has the right to receive cash pay-
ments of between $0.50 and $1.00 if Synergetic’s ophthalmology business achieves certain revenue per-
formance milestones.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 20

Paradigm Funds

Statements of Assets and Liabilities (Unaudited)	Value	Select
June 30, 2016	Fund	Fund

Assets:
Investment Securities at Fair Value*	$57,646,227	$4,878,244
Cash	-	996
Receivable for Fund Shares Sold	3,353	1,521
Receivable for Securities Sold	226,719	110,870
Dividends Receivable	58,607	2,368
Interest Receivable	70	8
Total Assets	57,934,976	4,994,007
Liabilities:
Payable for Fund Shares Redeemed	162,582	-
Payable to Advisor	72,475	4,829
Total Liabilities	235,057	4,829
Net Assets	$57,699,919	$4,989,178
Net Assets Consist of:
Paid In Capital	$41,473,908	$3,651,437
Accumulated Undistributed Net Investment Income	11,711	9,520
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	2,645,374	(16,495)
Unrealized Appreciation in Value of Investment Securities - Net	13,568,926	1,344,716
Net Assets	$57,699,919	$4,989,178

Net Asset Value, Offering and Redemption Price (Note 2)	$41.76	$28.84

* Investments at Identified Cost	$44,077,301	$3,533,528

Shares Outstanding (Unlimited number of shares	1,381,685	173,003
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended June 30, 2016

Investment Income:
Dividends (Net of foreign withholding taxes** of $0 and $0, respectively)	$459,632	$35,126
Interest	524	139
Total Investment Income	460,156	35,265
Expenses:
Investment Advisor Fees	602,030	38,042
Total Expenses	602,030	38,042
Less: Expenses Waived	(150,507)	(8,876)
Net Expenses	451,523	29,166

Net Investment Income	8,633	6,099

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	2,669,848	21,115
Net Change in Unrealized Appreciation on Investments	(4,734,112)	(77,888)
Net Realized and Unrealized Loss on Investments	(2,064,264)	(56,773)

Net Decrease in Net Assets from Operations	$(2,055,631)	$(50,674)

** Foreign withholding taxes on foreign dividends have been provid-
ed for in accordance with the Funds’ understanding of the applica-
ble country's tax rules and rates.

The accompanying notes are an integral part of these
financial statements.

2016 Semi-Annual Report 21

Paradigm Funds

Statements of Assets and Liabilities (Unaudited)	Opportunity	Micro-Cap
June 30, 2016	Fund	Fund

Assets:
Investment Securities at Fair Value*	$5,836,447	$40,966,678
Receivable for Securities Sold	10,603	-
Dividends Receivable	849	23,900
Interest Receivable	8	52
Total Assets	5,847,907	40,990,630
Liabilities:
Payable to Advisor	6,028	42,930
Total Liabilities	6,028	42,930
Net Assets	$5,841,879	$40,947,700
Net Assets Consist of:
Paid In Capital	$4,224,508	$42,290,860
Accumulated Net Investment Loss	(2,541)	(142,254)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(216,613)	349,861
Unrealized Appreciation (Depreciation) in Value of Investment Securities - Net	1,836,525	(1,550,767)
Net Assets	$5,841,879	$40,947,700

Net Asset Value, Offering and Redemption Price (Note 2)	$30.73	$24.18

* Investments at Identified Cost	$3,999,922	$42,517,445

Shares Outstanding (Unlimited number of shares	190,111	1,693,706
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended June 30, 2016

Investment Income:
Dividends (Net of foreign withholding taxes** of $0 and $0, respectively)	$33,589	$109,139
Interest	129	665
Total Investment Income	33,718	109,804
Expenses:
Investment Advisor Fees	58,014	252,058
Total Expenses	58,014	252,058
Less: Expenses Waived	(21,755)	-
Net Expenses	36,259	252,058

Net Investment Loss	(2,541)	(142,254)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	24,882	536,592
Net Change in Unrealized Appreciation (Depreciation) on Investments	(101,688)	(658,528)
Net Realized and Unrealized Loss on Investments	(76,806)	(121,936)

Net Decrease in Net Assets from Operations	$(79,347)	$(264,190)

** Foreign withholding taxes on foreign dividends have been provid-
ed for in accordance with the Funds’ understanding of the applica-
ble country's tax rules and rates.

The accompanying notes are an integral part of these
financial statements.

2016 Semi-Annual Report 22

Paradigm Funds

Statements of Changes in Net Assets	Value Fund		Select Fund
	(Unaudited)		(Unaudited)
	1/1/2016	1/1/2015	1/1/2016	1/1/2015
	to	to	to	to
	6/30/2016	12/31/2015	6/30/2016	12/31/2015
From Operations:
Net Investment Income (Loss)	$8,633	$(36,184)	$6,099	$12,404
Net Realized Gain on Investments	2,669,848	10,102,364	21,115	455,515
Change in Net Unrealized Appreciation	(4,734,112)	(8,943,339)	(77,888)	(502,967)
Increase (Decrease) in Net Assets from Operations	(2,055,631)	1,122,841	(50,674)	(35,048)
From Distributions to Shareholders:
Net Investment Income	-	-	-	(9,124)
Net Realized Gain from Security Transactions	-	(8,355,645)	-	(456,985)
Total Distributions to Shareholders	-	(8,355,645)	-	(466,109)
From Capital Share Transactions:
Proceeds From Sale of Shares	713,032	3,224,508	88,493	485,080
Proceeds from Redemption Fees (Note 2)	29	2,584	-	500
Shares Issued on Reinvestment of Dividends	-	8,044,376	-	446,727
Cost of Shares Redeemed	(7,888,680)	(33,269,143)	(447,265)	(1,569,443)
Net Decrease from Shareholder Activity	(7,175,619)	(21,997,675)	(358,772)	(637,136)
Net Decrease in Net Assets	(9,231,250)	(29,230,479)	(409,446)	(1,138,293)

Net Assets at Beginning of Period	66,931,169	96,161,648	5,398,624	6,536,917

Net Assets at End of Period	$57,699,919	$66,931,169	$4,989,178	$5,398,624

Accumulated Undistributed Net Investment Income	$11,711	$3,078	$9,520	$3,421

Share Transactions:
Issued	17,551	65,850	3,250	14,617
Reinvested	-	184,886	-	15,195
Redeemed	(191,856)	(684,272)	(15,814)	(47,255)
Net Decrease in Shares	(174,305)	(433,536)	(12,564)	(17,443)
Shares Outstanding Beginning of Period	1,555,990	1,989,526	185,567	203,010
Shares Outstanding End of Period	1,381,685	1,555,990	173,003	185,567

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 23

Paradigm Funds

Statements of Changes in Net Assets	Opportunity Fund		Micro-Cap Fund
	(Unaudited)		(Unaudited)
	1/1/2016	1/1/2015	1/1/2016	1/1/2015
	to	to	to	to
	6/30/2016	12/31/2015	6/30/2016	12/31/2015
From Operations:
Net Investment Loss	$(2,541)	$(12,427)	$(142,254)	$(148,705)
Net Realized Gain (Loss) on Investments	24,882	(201,820)	536,592	395,501
Change in Net Unrealized Appreciation (Depreciation)	(101,688)	(86,400)	(658,528)	(5,063,818)
Decrease in Net Assets from Operations	(79,347)	(300,647)	(264,190)	(4,817,022)
From Distributions to Shareholders:
Net Investment Income	-	-	-	-
Net Realized Gain from Security Transactions	-	(872)	-	(543,398)
Total Distributions to Shareholders	-	(872)	-	(543,398)
From Capital Share Transactions:
Proceeds From Sale of Shares	4,018	394,205	1,024,893	23,904,401
Proceeds from Redemption Fees (Note 2)	-	556	-	-
Shares Issued on Reinvestment of Dividends	-	870	-	543,357
Cost of Shares Redeemed	(102,176)	(768,997)	(2,207,898)	(2,792,347)
Net Increase (Decrease) from Shareholder Activity	(98,158)	(373,366)	(1,183,005)	21,655,411
Net Increase (Decrease) in Net Assets	(177,505)	(674,885)	(1,447,195)	16,294,991

Net Assets at Beginning of Period	6,019,384	6,694,269	42,394,895	26,099,904

Net Assets at End of Period	$5,841,879	$6,019,384	$40,947,700	$42,394,895

Accumulated Net Investment Loss	$(2,541)	$-	$(142,254)	$-

Share Transactions:
Issued	135	11,226	44,592	881,559
Reinvested	-	28	-	22,115
Redeemed	(3,338)	(22,648)	(93,924)	(113,529)
Net Increase (Decrease) in Shares	(3,203)	(11,394)	(49,332)	790,145
Shares Outstanding Beginning of Period	193,314	204,708	1,743,038	952,893
Shares Outstanding End of Period	190,111	193,314	1,693,706	1,743,038

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 24

Paradigm Value Fund

Financial Highlights - Paradigm Value Fund
	(Unaudited)
Selected data for a share outstanding	1/1/2016		1/1/2015		1/1/2014		1/1/2013	1/1/2012		1/1/2011
throughout the period:	to		to		to		to	to		to
	6/30/2016		12/31/2015		12/31/2014		12/31/2013	12/31/2012		12/31/2011
Net Asset Value - Beginning of Period	$43.02		$48.33		$56.37		$56.47	$52.54		$55.09
Net Investment Income (Loss) (a)	0.01		(0.02)		(0.05)		(0.19)	0.15		(0.15)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.27)		0.74		1.50		12.45	4.01		(1.64)
Total from Investment Operations	(1.26)		0.72		1.45		12.26	4.16		(1.79)
Distributions (From Net Investment Income)	-		-		-		-	(0.16)		-
Distributions (From Capital Gains)	-		(6.03)		(9.49)		(12.37)	-		(0.78)
Distributions (From Return of Capital)	-		-		-		-	(0.07)		-
Total Distributions	-		(6.03)		(9.49)		(12.37)	(0.23)		(0.78)
Proceeds from Redemption Fee (Note 2)	-	+	-	+	-	+	0.01	-	+	0.02
Net Asset Value - End of Period	$41.76		$43.02		$48.33		$56.37	$56.47		$52.54
Total Return (b)	(2.93)%	*	1.35%		2.44%		21.82%	7.93%		(3.22)%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$57,700		$66,931		$96,162		$133,113	$244,606		$234,849
Before Reimbursement
Ratio of Expenses to Average Net Assets	2.00%	**	2.00%		1.97%		1.91%	1.84%		1.83%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	**	1.50%		1.50%		1.50%	1.50%		1.50%
Ratio of Net Investment Income (Loss) to Average
Net Assets	0.03%	**	(0.05)%		(0.09)%		(0.31)%	0.26%		(0.26)%
Portfolio Turnover Rate	2.89%	*	14.35%		31.47%		48.01%	62.22%		83.95%

Paradigm Select Fund

Financial Highlights - Paradigm Select Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2016		1/1/2015		1/1/2014		1/1/2013		1/1/2012		1/1/2011
	to		to		to		to		to		to
	6/30/2016		12/31/2015		12/31/2014		12/31/2013		12/31/2012		12/31/2011
Net Asset Value - Beginning of Period	$29.09		$32.20		$37.05		$32.50		$30.24		$29.71
Net Investment Income (a)	0.03		0.07		-	+	0.06		0.24		0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.28)		(0.45)		2.98		9.29		2.49		0.52
Total from Investment Operations	(0.25)		(0.38)		2.98		9.35		2.73		0.58
Distributions (From Net Investment Income)	-		(0.05)		-		(0.05)		(0.28)		(0.05)
Distributions (From Capital Gains)	-		(2.68)		(7.83)		(4.75)		(0.19)		-
Total Distributions	-		(2.73)		(7.83)		(4.80)		(0.47)		(0.05)
Proceeds from Redemption Fee (Note 2)	-		-	+	-		-	+	-	+	-	+

Net Asset Value - End of Period	$28.84		$29.09		$32.20		$37.05		$32.50		$30.24
Total Return (b)	(0.86)%	*	(1.26)%		7.86%		28.83%		9.07%		1.97%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$4,989		$5,399		$6,537		$8,181		$9,462		$7,930

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	**	1.50%		1.50%		1.50%		1.50%		1.50%
After Reimbursement
Ratio of Expenses to Average Net Assets ++	1.15%	**	1.15%		1.15%		1.15%		1.15%		1.20%
Ratio of Net Investment Income to Average
Net Assets ++	0.24%	**	0.21%		0.00%	+	0.16%		0.73%		0.21%

Portfolio Turnover Rate	8.40%	*	19.57%		36.25%		46.80%		86.71%		58.40%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
+ Amount calculated is less than $0.005/0.005% .
++ Such percentages reflect an expense waiver by the Advisor (for Select since 2011). See Note 4.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 25

Paradigm Opportunity Fund

Financial Highlights - Paradigm Opportunity Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2016		1/1/2015		1/1/2014		1/1/2013	1/1/2012		1/1/2011
	to		to		to		to	to		to
	6/30/2016		12/31/2015		12/31/2014		12/31/2013	12/31/2012		12/31/2011
Net Asset Value - Beginning of Period	$31.14		$32.70		$31.25		$26.44	$25.04		$25.59
Net Investment Loss (a)	(0.01)		(0.06)		(0.05)		(0.08)	(0.03)		(0.20)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.40)		(1.50)		3.27		6.82	1.71		(0.14)
Total from Investment Operations	(0.41)		(1.56)		3.22		6.74	1.68		(0.34)
Distributions (From Net Investment Income)	-		-		-		-	-		-
Distributions (From Capital Gains)	-	+	-	+	(1.77)		(1.93)	(0.28)		(0.21)
Distributions (From Return of Capital)	-		-		-		-	-	+	-
Total Distributions	-		-		(1.77)		(1.93)	(0.28)		(0.21)
Proceeds from Redemption Fee (Note 2)	-		-	+	-	+	-	-		-
Net Asset Value - End of Period	$30.73		$31.14		$32.70		$31.25	$26.44		$25.04
Total Return (b)	(1.32)%	*	(4.76)%		10.28%		25.54%	6.72%		(1.34)%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$5,842		$6,019		$6,694		$6,036	$4,807		$4,491
Before Reimbursement
Ratio of Expenses to Average Net Assets	2.00%	**	2.00%		2.00%		2.00%	2.00%		2.00%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.25%	**	1.25%		1.25%		1.25%	1.33%		1.50%
Ratio of Net Investment Loss to Average
Net Assets (c)	(0.09)%	**	(0.19)%		(0.15)%		(0.28)%	(0.10)%		(0.76)%
Portfolio Turnover Rate	1.77%	*	16.21%		7.59%		44.00%	61.11%		65.44%

Paradigm Micro-Cap Fund

Financial Highlights - Paradigm Micro-Cap Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2016		1/1/2015	1/1/2014	1/1/2013	1/1/2012		1/1/2011
	to		to	to	to	to		to
	6/30/2016		12/31/2015	12/31/2014	12/31/2013	12/31/2012		12/31/2011
Net Asset Value - Beginning of Period	$24.32		$27.39	$30.35	$23.24	$21.01		$21.20
Net Investment Income (Loss) (a)	(0.08)		(0.11)	(0.17)	(0.06)	0.09		(0.04)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.06)		(2.64)	0.74	9.69	2.23		(0.15)
Total from Investment Operations	(0.14)		(2.75)	0.57	9.63	2.32		(0.19)
Distributions (From Net Investment Income)	-		-	-	-	(0.09)		-
Distributions (From Capital Gains)	-		(0.32)	(3.53)	(2.52)	-		-
Total Distributions	-		(0.32)	(3.53)	(2.52)	(0.09)		-
Proceeds from Redemption Fee (Note 2)	-		-	-	-	-	+	-
Net Asset Value - End of Period	$24.18		$24.32	$27.39	$30.35	$23.24		$21.01
Total Return (b)	(0.58)%	*	(10.05)%	1.81%	41.41%	11.06%		(0.90)%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$40,948		$42,395	$26,100	$27,210	$17,598		$7,026
Ratio of Expenses to Average Net Assets	1.25%	**	1.25%	1.25%	1.25%	1.25%		1.25%
Ratio of Net Investment Income (Loss) to Average
Net Assets	(0.71)%	**	(0.41)%	(0.58)%	(0.21)%	0.38%		(0.20)%
Portfolio Turnover Rate	39.06%	*	70.95%	101.19%	70.07%	60.47%		126.43%	++

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor. See Note 4.
+ Amount calculated is less than $0.005.
++ The Fund's portfolio turnover rate increased due to the change in the Fund's principal investment strategy to invest
(under normal circumstances) at least 80% of its net assets in the common stocks of U.S. micro-cap companies effective
December 27, 2011.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 26

NOTES TO FINANCIAL STATEMENTS
PARADIGM FUNDS
June 30, 2016
(Unaudited)

1.) ORGANIZATION
Paradigm Funds (the “Trust”) is an open-end management investment company that was organized in Ohio as a business trust on September 13, 2002 that may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Paradigm Value Fund (“Value”) commenced operations on January 1, 2003. The Paradigm Value Fund’s investment objective is long-term capital appreciation. The Paradigm Select Fund (“Select”) and Paradigm Opportunity Fund (“Opportunity”) both commenced operations on January 1, 2005 with long-term capital appreciation as their objective. The Paradigm Micro-Cap Fund (“Micro-Cap”) commenced operations on January 1, 2008. Micro-Cap’s investment objective is long-term capital appreciation. Under normal circumstances, Micro-Cap invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. Prior to December 27, 2011, the principal investment strategy of the Fund was to invest primarily in the common stocks of small, mid or large capitalization companies that the Advisor (defined below) believed had the potential for capital appreciation. Value, Select, Opportunity and Micro-Cap are all diversified funds. The advisor to Value, Select, Opportunity and Micro-Cap (each a “Fund” and collectively the “Funds”) is Paradigm Funds Advisor LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION: The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date for financial statement reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividend to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purpose management does not estimate the tax character of MLP distributions for which actual information has not been reported.

SHARE VALUATION: The net asset value (the “NAV”) is calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the six month period ended June 30, 2016 proceeds from redemption fees were $29, $0, $0 and $0 for Value, Select, Opportunity and Micro-Cap, respectively.

SHORT SALES: A Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over

2016 Semi-Annual Report 27

Notes to Financial Statements (Unaudited) - continued

the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended June 30, 2016, the Funds did not incur any interest or penalties.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ best information about the assumptions a market participant would use in valuing the assets or liabilities.

The availability of inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, real estate investment trusts and contingent value rights). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are

2016 Semi-Annual Report 28

Notes to Financial Statements (Unaudited) - continued

generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following tables summarize the inputs used to value the Funds’ assets measured at fair value as of June 30, 2016:

Value:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$52,256,531	$ -	$ -	$52,256,531
Real Estate Investment Trusts	4,265,187	-	-	4,265,187
Money Market Funds	1,124,509	-	-	1,124,509
Total	$57,646,227	$ -	$ -	$57,646,227

Select:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$4,714,907	$ -	$ -	$4,714,907
Real Estate Investment Trusts	127,680	-	-	127,680
Money Market Funds	35,657	-	-	35,657
Total	$4,878,244	$ -	$ -	$4,878,244

Opportunity:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$5,417,382	$ -	$ -	$5,417,382
Real Estate Investment Trusts	297,920	-	-	297,920
Money Market Funds	121,145	-	-	121,145
Total	$5,836,447	$ -	$ -	$5,836,447

Micro-Cap:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$40,029,358	$ -	$ -	$40,029,358
Contingent Value Rights	-	-	-	-
Money Market Funds	937,320	-	-	937,320
Total	$40,966,678	$ -	$ -	$40,966,678

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any level 3 assets during the six month period ended June 30, 2016. There were no transfers into or out of the levels during the six month period ended June 30, 2016. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

The Funds did not invest in derivative instruments during the six month period ended June 30, 2016.

2016 Semi-Annual Report 29

Notes to Financial Statements (Unaudited) - continued

4.) INVESTMENT ADVISORY AGREEMENTS
The Trust, with respect to each of the Funds, has an investment advisory agreement (collectively the “Management Agreements”) with the Advisor. Under the terms of the Management Agreements, the Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. Under the Management Agreements, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. The Advisor pays all operating expenses of the Funds with the exception of taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short) and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto. The Funds will also pay expenses that they are authorized to pay pursuant to Rule 12b-1 under the Investment Company Act of 1940 (none are currently authorized). The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services and payment of certain Fund expenses as described below, the Advisor receives an annual investment management fee of 1.50% of the average daily net assets from Select; 2.00% of the average daily net assets from Opportunity; and 1.25% of the average daily net assets from Micro-Cap. Value pays the Advisor an annual investment management fee of 2.00% of the average daily net assets on assets up to and including $100 million and 1.75% of the average daily net assets over $100 million. As a result of the above calculations, for the six month period ended June 30, 2016, the Advisor earned management fees (before the waivers described below) totaling $602,030, $38,042, $58,014 and $252,058 for Value, Select, Opportunity, and Micro-Cap, respectively. At June 30, 2016, $72,475, $4,829, $6,028 and $42,930 was due to the Advisor from Value, Select, Opportunity and Micro-Cap, respectively. The Advisor has contractually agreed to waive management fees and/or reimburse Value, Select and Opportunity to the extent necessary to maintain total annual operating expenses of these Funds (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in acquired funds) at 1.50%, 1.15% and 1.25%, respectively, of daily net assets through April 30, 2017. The Advisor waived $150,507, $8,876 and $21,755 for the six month period ended June 30, 2016 for Value, Select and Opportunity, respectively. There is no recapture provision to these waivers.

5.) RELATED PARTY TRANSACTIONS
Certain officers and shareholders of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management fees paid to the Advisor from the Funds.

The Trustees who are not interested persons of the Funds were each paid $4,000, for a total of $12,000, in Trustees fees for the six month period ended June 30, 2016 for the Trust. Under the Management Agreements, the Advisor pays these fees.

6.) INVESTMENTS
For the six month period ended June 30, 2016, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Value	Select	Opportunity	Micro-Cap
Purchases	$1,749,381	$419,508	$199,057	$15,663,335
Sales	$10,102,715	$712,934	$100,483	$16,577,195

There were no purchases or sales of U.S. Government obligations.

7.) CAPITAL SHARES
At June 30, 2016, the Trust was authorized to issue an unlimited number of shares of beneficial interest. The following are the shares issued and paid in capital outstanding for the Funds at June 30, 2016:

	Value	Select	Opportunity	Micro-Cap
Shares Issued
and Outstanding	1,381,685	173,003	190,111	1,693,706
Paid in Capital	$41,473,908	$3,651,437	$4,224,508	$42,290,860

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. At June 30, 2016, National Financial Services, LLC, located at 200 Liberty Street, New York, New York, for the benefit of its customers, held, in aggregate, 39.73% of Value, and therefore also may be deemed to control Value. Also, Charles Schwab & Co., Inc., located at 101 Montgomery Street, San Francisco, California 94105, for the benefit of its clients, held in aggregate, 25.06% of Value, and therefore also may be deemed

2016 Semi-Annual Report 30

Notes to Financial Statements (Unaudited) - continued

to control Value. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 32.69%, of Select, and therefore may be deemed to control Select. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 93.28%, of Opportunity, and therefore may be deemed to control Opportunity. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 59.77% of Micro-Cap, and therefore may be deemed to control Micro-Cap.

9.) TAX MATTERS
For federal income tax purposes, at June 30, 2016 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value	Select	Opportunity	Micro-Cap
Cost of Investments	$44,077,301	$3,533,528	$3,999,922	$42,517,445

Gross Unrealized Appreciation	$18,491,715	$1,569,929	$2,114,531	$3,931,367
Gross Unrealized Depreciation	($4,922,789)	($225,213)	($278,006)	($5,482,134)
Net Unrealized Appreciation
(Depreciation) on Investments	$13,568,926	$1,344,716	$1,836,525	($1,550,767)

The tax character of distributions paid during the six month period ended June 30, 2016 and fiscal year ended December 31, 2015 were as follows:

	Six Month Period	Fiscal Year Ended
	Ended June 30, 2016	December 31, 2015
PARADIGM VALUE FUND
Ordinary Income	$ -	$ 351,550
Long-term Capital Gain	-	8,004,095
	$ -	$ 8,355,645

PARADIGM SELECT FUND
Ordinary Income	$ -	$ 71,087
Long-term Capital Gain	-	395,022
	$ -	$ 466,109

PARADIGM OPPORTUNITY FUND
Ordinary Income	$ -	$ 872
Long-term Capital Gain	-	-
	$ -	$ 872

PARADIGM MICRO-CAP FUND
Ordinary Income	$ -	$ 11,095
Long-term Capital Gain	-	532,303
	$ -	$ 543,398

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2016 Semi-Annual Report 31

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2016 Semi-Annual Report 32

DISCLOSURE OF EXPENSES
(Unaudited)

     The ongoing costs to shareholders associated with the Paradigm Value Fund, Paradigm Opportunity Fund, Paradigm Select Fund and Paradigm Micro-Cap Fund consist solely of management fees. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Funds, the shares are subject to a 2% redemption fee. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on January 1, 2016 and held through June 30, 2016.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds' shareholder reports.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PARADIGM VALUE FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2016
	January 1, 2016	June 30, 2016	to June 30, 2016

Actual	$1,000.00	$970.71	$7.35

Hypothetical	$1,000.00	$1,017.40	$7.52
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PARADIGM SELECT FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2016
	January 1, 2016	June 30, 2016	to June 30, 2016

Actual	$1,000.00	$991.41	$5.69

Hypothetical	$1,000.00	$1,019.14	$5.77
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2016 Semi-Annual Report 33

Disclosure of Expenses (Unaudited) - continued

PARADIGM OPPORTUNITY FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2016
	January 1, 2016	June 30, 2016	to June 30, 2016

Actual	$1,000.00	$986.83	$6.17

Hypothetical	$1,000.00	$1,018.65	$6.27
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PARADIGM MICRO-CAP FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2016
	January 1, 2016	June 30, 2016	to June 30, 2016

Actual	$1,000.00	$994.24	$6.20

Hypothetical	$1,000.00	$1,018.65	$6.27
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2016 Semi-Annual Report 34

ADDITIONAL INFORMATION
June 30, 2016
(Unaudited)

APPROVAL AND RENEWAL OF INVESTMENT ADVISORY AGREEMENTS

At a Meeting of the Board of Trustees held on February 23, 2016 (the “Meeting”) the Board of Trustees (the “Trustees” or the “Board”) considered the continuance of the Management Agreements (the “Agreements” or “Management Agreements”) with Paradigm Funds Advisor LLC (the “Advisor”) for the Paradigm Value Fund (“Value Fund”), the Paradigm Select Fund (“Select Fund”), the Paradigm Opportunity Fund (“Opportunity Fund”), and the Paradigm Micro-Cap Fund (“Micro-Cap Fund”) (each a “Fund”, or collectively, the “Funds”). Legal counsel reviewed a memorandum provided by Thompson Hine LLP outlining the duties of mutual fund trustees with respect to the renewal of investment advisory contracts, and explained that, in consideration of the continuance of the management agreements, the Board should review as much information as is reasonably necessary to evaluate the terms of the contracts and determine whether each is fair to each Fund and its shareholders. Legal counsel also explained that the Advisor has provided information to the Trustees for evaluation of the continuance of the Agreements.

In renewing the Agreements, the Board received materials from the Advisor (the “Report”) addressing the following factors: (i) the investment performance of the Funds and the Advisor; (ii) the nature, extent and quality of the services provided by the Advisor to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale for the benefit of shareholders.

As to the performance of the Funds, the Report included information regarding the performance of each Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). All performance data was through the period ended December 31, 2015. The Report also included comparative performance information for comparable major indexes, each Fund’s Morningstar category average, and other accounts managed by the Advisor.

The Trustees discussed in depth the outperformance and underperformance in relation to the Peer Group average, the Morningstar category average and the comparative index for certain periods for the Funds, as detailed in the Report. As discussed below, the Advisor addressed some of the factors that have contributed to the Funds’ relative outperformance and underperformance.

The Report indicated that the Value Fund’s one-year year return was higher than its Peer Group average, the Morningstar category average and the comparative index. The Trustees considered the Value Fund’s excellent one-year Morningstar percentile ranking, noting the Advisor’s explanation that such outperformance was broad-based and that the principal reason for such outperformance was stock selection, particularly in the Industrials sector. The Trustees noted that the Value Fund’s three-year and five-year annualized returns were below its Peer Group average, the comparative index, and the Morningstar category average, and they considered the portfolio managers’ assertion that such underperformance was due primarily to the efforts of a previous portfolio manager. The Value Fund’s ten-year annualized return was higher than its Peer Group average, the Morningstar category average and the comparative index. Since inception the Value Fund outperformed its comparative index.

The Report indicated that the Select Fund’s one-year year return, although slightly negative, was higher than its Peer Group average, the Morningstar category average and the comparative index. The Trustees considered the Advisor’s explanation that the Fund’s one-year outperformance of its comparison groups was due primarily to strong selection in the Health Care sector, and that there were no substantial detractors to Fund performance over the period. The Select Fund’s three-year and five-year annualized returns were above its Peer Group average and the Morningstar category average, and below the comparative index. The Select Fund’s ten-year annualized return outperformed its Peer Group average, the Morningstar category average, and the comparative index. Since inception the Select Fund outperformed its comparative index.

The Report indicated that the Opportunity Fund’s one-year year return, although negative, was higher than its Peer Group average and Morningstar category average, but slightly below the comparative index. The Trustees considered the Advisor’s explanation that such performance was due primarily due to strong stock selection in the Financials sector (despite an underweight to the sector) and the Fund’s concentration in the Information Technology sector. They also considered the Advisor’s explanation that the Fund’s overweight allocation to the Consumer Discretionary sector detracted from performance. The Opportunity Fund’s three-year, five-year and ten-year annualized returns were above its Peer Group average and below the Morningstar category average and the comparative index. Since inception the Opportunity Fund underperformed its comparative index.

2016 Semi-Annual Report 35

Additional Information (Unaudited) - continued

The Report indicated that over the one-year period the Micro-Cap Fund underperformed its Peer Group average, the comparative index and the Morningstar category average. The Trustees considered the Advisor’s explanation that such underperformance resulted primarily from the Fund’s overweight allocation to the Consumer Discretionary sector and stock selection in the Health Care sector. The Micro-Cap Fund’s three-year and five-year annualized returns outperformed its Peer Group average but, underperformed the comparative index and Morningstar category average. Since inception the Micro-Cap Fund slightly under-performed its comparative index.

The Trustees noted the Advisor’s explanations for the performance of the Funds and concluded, after careful review of the investment process and further discussion with the portfolio managers, that the Advisor was taking appropriate steps to address performance matters where necessary. The Trustees indicated that they would continue to monitor performance on a going forward basis.

As to the nature, extent and quality of the services provided by the Advisor, the Trustees analyzed the Advisor’s experience and capabilities. The representatives of the Advisor reviewed and discussed with the Board the Advisor’s Form ADV and the Code of Ethics certifications. They summarized the information provided to the Board regarding operational matters such as the Advisor’s research and investment personnel, highlighting certain recent changes in the Advisor’s investment team. They also discussed the portfolio managers’ backgrounds and investment management experience. Furthermore, they discussed the Advisor’s financial information and discussed the firm’s ability to meet its obligations under the Agreements. The Board concluded that the nature and extent of the services provided by the Advisor were consistent with the Board’s expectations, and that the quality of services, particularly those provided by the portfolio managers, was acceptable. The Trustees also concluded that the Advisor has the resources to provide quality advisory services to the Funds.

As to the costs of the services provided, the Board reviewed the fees received by the Advisor under the Agreements compared to the applicable Peer Group and category average. The Trustees noted that each Fund pays a unitary management fee out of which the Advisor pays Fund expenses. As a result, in addition to reviewing the management fees, they agreed that comparison of the Funds’ expense ratios to the total operating expense ratios of comparable funds is most relevant to the Board deliberations. The Report noted that the Value Fund’s audited expense ratio of 1.50% was found to be higher than the category average of 1.24% and its Peer Group’s average expense ratio of 1.24% but within the range of its Peer Group. The Report indicated that the Select Fund’s audited expense ratio of 1.15% was lower than its Morningstar category average of 1.24% and its Peer Group’s average expense ratio of 1.18% . The Report also noted that the Opportunity Fund’s audited expense ratio of 1.25% was higher than the category average of 1.24% and its Peer Group’s average expense ratio of 1.18% but within the range of its Peer Group. The Report indicated that the Micro-Cap Fund’s audited expense ratio of 1.25% was lower than its Peer Group’s average expense ratio of 1.30% and marginally higher than its Morningstar category average of 1.24% . Additionally, it was noted that while the Advisor’s management fees after waiver were the highest in the Peer Groups for the Value Fund, the Opportunity Fund, the Select Fund, and among the highest for the Micro-Cap Fund, the Advisor is responsible under the Agreements for paying all but a very small fraction of the Funds’ expenses out of the management fees. The Board noted that while the Advisor does not manage any other accounts, Paradigm Capital Management, Inc., an affiliate of the Advisor, provides services to: hedge funds (total assets of approximately $267 million at December 31, 2015) for which it receives an annual fee of between 0.75% and 1.00% and a performance fee of 20%; institutional accounts (total assets of $99 million at December 31, 2015) for which it receives fees ranging from 0.55% – 1.00%; and separately managed accounts for high net-worth clients (total assets of $46 million at December 31, 2015) for which it receives fees ranging from 0.75% – 1.50% . The Trustees concluded that the management fees paid with respect to the Funds were reasonable.

As for the profits realized by the Advisor, the Trustees reviewed a profit and loss analysis prepared by the Advisor that disclosed the direct and indirect expenses paid by the Advisor on behalf of each Fund, the total revenue derived by the Advisor from each Fund and the pre-tax operating margin of each Fund for the calendar year ended December 31, 2015, and they noted that the Advisor reported having realized a loss with respect to Select Fund and Opportunity Fund. The Trustees also reviewed a broad industry analysis of mutual fund profitability, which showed the operating margins realized by the Advisor were well within the range on the analysis. The Trustees concluded that the Advisor was not excessively profitable from its relationship with any of the Funds.

As for potential economies of scale, the Trustees discussed and considered information regarding whether economies of scale have been realized with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Value Fund (excluding brokerage fees and commissions, interest and other borrowing expenses,

2016 Semi-Annual Report 36

Additional Information (Unaudited) - continued

taxes, extraordinary expenses and the indirect costs of investing in acquired funds) at 1.50% of its average daily net assets through April 30, 2017, thereby benefiting shareholders. The Board noted that the Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Select Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in acquired funds) at 1.15% of its average daily net assets through April 30, 2017, thereby benefiting shareholders. The Board further noted that the Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Opportunity Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in acquired funds) at 1.25% of its average daily net assets through April 30, 2017, thereby benefiting shareholders. As for the Micro-Cap Fund, the Advisor asserted, and the Board agreed, that the current size of the Fund did not warrant any waivers.

In considering the continuance of the management agreements between the Trust and the Advisor, the disinterested Trustees did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of each Fund’s surrounding circumstances. Based on the information reviewed, it was the judgment of the disinterested Trustees that each Fund’s fees were reasonable, the extent and quality of services were acceptable and the Advisor’s steps to address performance issues for the Funds were satisfactory. Additionally, as part of its deliberations, the Trustees also considered and relied upon the information about the Funds that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Funds and their operations. Next, the disinterested Trustees met in executive session to discuss the continuation of the Agreements. The officers of the Trust were excused during this discussion.

Upon reconvening the meeting, it was the consensus of the Trustees, including the disinterested Trustees, that renewal of the Management Agreements would be in the best interests of each Fund and its shareholders.

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING GUIDELINES

Paradigm Funds Advisor LLC, the Funds’ Advisor, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Funds’ web site at www.paradigm-funds.com. It is also included in the Funds’ Statement of Additional Information, which is available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-800-239-0732). This information is also available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

ADDITIONAL INFORMATION

You will find more information about the Funds at www.paradigm-funds.com. For shareholder inquiries, please call toll-free in the U.S. at 1-800-239-0732.

2016 Semi-Annual Report 37

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2016 Semi-Annual Report 38

Board of Trustees
Carl A. Florio
Peter H. Heerwagen
Candace King Weir
Anthony Mashuta
William P. Phelan

Investment Advisor
Paradigm Funds Advisor LLC
Nine Elk Street
Albany, NY 12207-1002

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services
8000 Town Centre Dr., Suite 400
Broadview Heights., OH 44147

Fund Administrator
Premier Fund Solutions, Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

This report is provided for the general information of the shareholders of the Paradigm
Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Paradigm Funds

By: /s/Candace King Weir Candace King Weir President

Date: 08-19-16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir Candace King Weir President

Date: 08-19-16

By: /s/Robert A. Benton Robert A. Benton Chief Financial Officer

Date: 8/19/2016